Total
HSBC RadiantESG U.S. Smaller Companies Fund Class I
Class I Shares
Investment Objective
The investment objective of the HSBC RadiantESG U.S. Smaller Companies Fund (the “Fund”) is long-term growth of capital.
Fees and Expenses of the Fund	[1]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. The table does not take into account brokerage commissions that you may pay on your purchases of Class I Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	HSBC RadiantESG U.S. Smaller Companies Fund Class I Class I Shares
Management Fee	0.60%
Distribution (12b-1) Fee	none
Shareholder Servicing Fee	none
Other Operating Expenses	1.08%
Total Other Expenses	1.08%
Total Annual Fund Operating Expenses	1.68%	[1]
Fee Waiver and/or Expense Reimbursement	0.78%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%
[1]	The Total Annual Fund Operating Expenses have been restated to reflect current expenses.
[2]	HSBC Global Asset Management (USA) Inc., the Portfolio’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the Portfolio) to an annual rate of 0.90% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded, to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until June 30, 2023. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. The Example takes the Expense Limitation Agreement into account for the first year only. The Example does not take into account brokerage commissions that you may pay on your purchases of Class I Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
HSBC RadiantESG U.S. Smaller Companies Fund Class I | Class I Shares | USD ($)	92	453	839	1,922

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term “Fund” to include the Portfolio. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in U.S. equity securities of small and mid-cap companies that meet the Subadviser’s fundamental and environmental, social, and governance (“ESG”) criteria described below (measured at the time of purchase). Small and mid-cap companies generally are defined as those companies with market capitalizations within the range represented in the Russell 2500® Growth Index (as of May 31, 2022, between approximately $17 million and $28 billion), the Fund’s broad-based securities market index. The Fund may also invest in equity securities of larger, more established companies.

RadiantESG Global Investors LLC, the Portfolio’s subadviser (“RadiantESG” or the “Subadviser”), uses proprietary models to evaluate companies along key fundamental characteristics as well as ESG criteria. In managing the Portfolio, RadiantESG seeks to identify and invest in companies with compelling fundamentals and attractive ESG profiles.

The Subadviser’s fundamental view of companies is assessed using two proprietary models: Comprehensive Quality and Stock Sentiment.

•	The Comprehensive Quality Model seeks to identify companies with higher profitability, greater earnings stability, and higher perceived sustainability of earnings as indicated by lower levels of asset growth, lower use of accruals, and other measures.

•	The Stock Sentiment Model seeks to identify companies with attractive earnings revisions, positive industry momentum, and positive news sentiment.

The Subadviser uses its proprietary Positive Change Model to evaluate companies using ESG criteria. The Positive Change Model seeks to identify companies that are “ESG Leaders” (companies believed to have leading ESG positioning in their relevant industries/sectors), “ESG Evolvers” (companies believed to be improving their ESG positioning in their relevant industries/sectors), and “Impact Leaders” (companies with products and services believed to be aligned to the United Nations Sustainable Development Goals (“UNSDGs”)). The Positive Change Model assigns multiple “scores” to each company in the Portfolio’s investment universe based on select ESG and Impact criteria. Company-level E, S, and G scores and combined ESG scores, along with company-level Impact scores (in each case, point in time and trending), are the primary criteria in RadiantESG’s assessment of a company’s ESG profile. The Subadviser believes that these scores convey material information on a company’s operational strengths and weaknesses as well as a company’s positioning with respect to systemic forces (including climate change) that RadiantESG believes will economically affect all companies. The Subadviser uses proprietary and third-party data to assess ESG and Impact exposure to specific criteria, including, for example, greenhouse gas (“GHG”) emissions, water use, diversity, human rights, corporate ethical behavior, and board structure/independence. The importance and weighting of ESG and Impact criteria will vary by industry/sector. RadiantESG defines “Impact” as the percentage of net revenue aligned to the UNSDGs, a globally accepted standard for evaluating investment impact.

RadiantESG uses a “bottom-up” investment process in which stocks deemed to exhibit excessive tail risk (e.g., micro-cap companies, companies with excessive valuations or volatility, companies that operate in controversial business lines, and companies facing severe controversies) are first excluded from the Portfolio’s investment universe and not considered for investment. Companies that operate in controversial business lines are generally those that are directly engaged in, and/or derive significant revenue from, business lines that are believed to be inconsistent with environmental and socially-aware investing, including:

•	Tobacco;

•	Coal mining/production; and

•	Casinos and gambling.*

* Please see SAI for complete list of all business-line exclusions.

Companies facing severe controversies are generally those that are believed to be the worst offenders when it comes to unethical behavior, environmental damage, legal liability or violation of human rights and liberties.

After excluding stocks that are deemed to exhibit excessive tail risk, (1) all of the remaining stocks are analyzed using the Comprehensive Quality, Stock Sentiment, and Positive Change Models, (2) an initial portfolio is constructed from companies scoring highly along both fundamental and ESG criteria, subject to risk management criteria (e.g., industry/sector exposure and position size), and (3) RadiantESG performs a qualitative review before constructing the final Portfolio. The Subadviser will sell a stock if the company no longer exhibits both compelling fundamentals and an attractive ESG profile.

The Subadviser believes that incorporating ESG criteria into its investment process is an important complement to its two fundamental models (Comprehensive Quality and Stock Sentiment). The Subadviser’s objective in evaluating ESG considerations is to identify threats faced by companies, including transition and regulatory risk, as well as investment opportunities associated with the more efficient use of natural resources, more effective use of human resources, and better governance. The Subadviser also believes that attractive ESG characteristics will economically advantage companies relative to their peers, potentially characterized by superior earnings growth, fewer incidents of legal or regulatory action, greater talent attraction and retention, and fewer incidents of value-destroying ethical or governance malfeasance.

The Fund will invest primarily in U.S. common stocks, but may, to a limited extent, invest in other types of securities, such as non-U.S. securities listed on U.S. securities exchanges.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

•	Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition, overall market and economic conditions, and government policies, including tax incentives and subsidies. As a result, the value of equity securities may fluctuate drastically from day to day. Equity securities that are traded in the over-the-counter markets (rather than on a securities exchange) are generally less liquid and generally subject to less onerous corporate disclosure and governance standards. The risks of investing in equity securities also include:

•	Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.

•	Capitalization Risk: Investments in medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, more difficult to value accurately, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than larger and medium capitalization companies. Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments.

•	Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.

•	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

•	Model and Data Risk: The Subadviser employs proprietary quantitative models in selecting investments for the Fund. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes in a factor’s historical trends, and technical issues in the construction, implementation, and maintenance of the models (including, for example, problems with data sourced by the Subadviser or supplied by third parties, software issues, or other types of errors). There are limitations inherent in every quantitative model and there is no guarantee that quantitative models will perform as expected or result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative asset managers may amplify losses.

•	ESG Investing Risk: The incorporation of ESG criteria, including ESG and Impact scores and the identification of controversial business line and other screens, into the investment process will cause the Fund to forgo investment opportunities available to other mutual funds that do not use these criteria, or to increase or decrease its exposure to certain sectors or certain types of companies. For example, the Fund generally will not seek to invest in companies that operate in, or derive a specific amount of revenue from, controversial business lines (e.g., tobacco, nuclear armaments and other controversial weapons, and thermal coal extraction), or companies with severe controversies (e.g., severe violators of human rights and liberties). As a result, the Fund could underperform other mutual funds that do not consider ESG criteria in their investment processes. In evaluating a company, the Subadviser is dependent upon third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG data from third-party data providers may be incomplete, inaccurate, or unavailable and may vary significantly from one third-party data provider to another, which could adversely affect the analysis of ESG criteria relevant to a particular company. Investing on the basis of ESG criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by the Subadviser or any third-party research or data providers or any judgment exercised by the Subadviser will reflect the views of any particular investor. The Subadviser’s ESG criteria and ESG-related investment processes may be changed periodically without shareholder approval or notice.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Importantly, prior to June 28, 2022, the Fund had been known as the HSBC Opportunity Fund, and certain of its principal investment strategies differed. Moreover, on June 28, 2022, RadiantESG Global Investors LLC assumed day-to-day management of the Portfolio (replacing the Portfolio’s then-existing subadviser). Performance information set forth below prior to June 28, 2022 reflects the performance of the Portfolio’s former subadviser. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class I Shares and how performance has varied from year to year.

Annual Total Returns as of 12/31 for Class I Shares

Best Quarter:	6/30/2020	34.47%
Worst Quarter:	3/31/2020	-25.58%

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table further compares the Fund’s performance over time to that of the Russell 2500® Growth Index.

Average Annual Total Returns (for the periods ended December 31, 2021)
Average Annual Total Returns - HSBC RadiantESG U.S. Smaller Companies Fund Class I	Label	1 Year [1]	5 Years [1]	10 Years [1]	Since Inception	[1]	Inception Date [1]
Class I Shares	Class I Return Before Taxes	16.21%	19.93%	15.60%	12.08%		Sep. 03, 1996
Class I Shares | Return After Taxes on Distributions	Class I Return After Taxes on Distributions	(3.02%)	12.68%	10.81%	9.04%		Sep. 03, 1996
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	Class I Return After Taxes on Distributions and Sale of Fund Shares	15.66%	13.96%	11.44%	9.28%		Sep. 03, 1996
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	5.04%	17.65%	15.57%	9.75%	[2]
[1]	During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the years ended December 31, 2010, 2011, 2012 and 2013, the Portfolio also received payments in respect of class action settlements and during the year ended December 31, 2010, the Fund also received a one-time payment in respect of a class action settlement, which had the result of increasing the Portfolio’s and the Fund’s total return. As a result, the Fund’s total return for the years ended December 31, 2007, 2010, 2011, 2012 and 2013 were higher than they would have been had the Fund and the Portfolio not received the payments.
[2]	Since September 3, 1996.

[1]	This table reflects the combined fees and expenses for both the Fund and the HSBC RadiantESG U.S. Smaller Companies Portfolio (the “Portfolio”).